Share-Based Payments (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Share-Based Payments (Textuals) [Abstract]
Shares available for future issuance	7,600,347
Weighted-average remaining contractual term for stock options outstanding and exercisable, in years	2.6
Aggregate intrinsic value of stock options	$ 6,673
Intrinsic value of options exercised	13,355	5,876	2,871
Fair value of equity awards other than stock options vesting	$ 17,680	$ 16,273	$ 11,117
Restricted stock, vesting period (in Years)	4 years